Share Capital and Dividends - Summary of Shares Converted After Acquisition (Details) - shares	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of classes of share capital [line items]
Ending balance (in shares)	58,695,438	58,073,517	55,665,476